Commitments and Contingencies	9 Months Ended	12 Months Ended
	Dec. 31, 2015	Mar. 31, 2015
Commitments and Contingencies [Abstract]
Commitments and Contingencies
Note 6. Commitments and Contingencies

Facility and Equipment Leases

On October 21, 2015, we entered into a new operating lease for 27,600 square foot corporate, research and development, and warehouse facility in Irvine, California under an operating lease which commences on the substantial completion of the improvements thereon which we expect to be completed in February 2016 and expires seven years after such date, subject to our option to extend the lease for two additional five-year periods. The initial base rent will be approximately $24,700 per month. This lease agreement contains certain scheduled annual rent increases which will be accounted for on a straight-line basis. We also lease certain office equipment which expires in March 2018.

Employment Agreements

We have entered into employment agreements with certain of our officers under which payment and benefits would become payable in the event of termination by us for any reason other than cause, or upon a change in control of our Company, or by the employee for good reason.

Consulting and Engineering Services

On September 16, 2015, the Company entered into the Purchase and Sale Agreement (the “Purchase and Sale Agreement”), by and between KLATU Networks, LLC (“KLATU”) and the Company. Pursuant to the Purchase and Sale Agreement, the Company purchased from KLATU certain intellectual property and intellectual property rights related to the Company’s CryoportalTM logistics management platform (the “Developed Technology”), which KLATU previously developed for and licensed to the Company pursuant to the Master Consulting and Engineering Services Agreement, by and between KLATU and the Company, dated October 9, 2007 (as amended, the “Master Consulting and Engineering Services Agreement”). As full compensation for the sale and assignment of the Developed Technology from KLATU to the Company, the Company paid KLATU an aggregate amount of $400,000 in two equal installments of $200,000.

Concurrently with entering into the Purchase and Sale Agreement, on September 16, 2015, the Company and KLATU entered into the Amended and Restated Master Consulting and Engineering Services Agreement (the “Amended and Restated Master Consulting and Engineering Services Agreement”) to amend and restate the Master Consulting and Engineering Services Agreement. The Amended and Restated Master Consulting and Engineering Services Agreement provides a framework for KLATU to perform certain consulting, software and hardware engineering development services as mutually agreed upon and further set forth in one or more Statements of Work (as defined in the Amended and Restated Master Consulting and Engineering Services Agreement). To ensure the availability of KLATU personnel to perform services pursuant to the Amended and Restated Master Consulting and Engineering Services Agreement, the Company agreed to pay KLATU a minimum of $25,000 per month for services fees, which may be carried forward as advance payment for future services under certain conditions. The initial term of the agreement is until December 31, 2017 and will thereafter automatically renew for subsequent one year terms, unless notice of termination is given.

Consulting fees for services provided by KLATU were $75,000 and $95,600 for the three months ended December 31, 2015 and 2014, respectively, and $215,500 and $257,500 for the nine months ended December 31, 2015 and 2014, respectively.

Litigation

The Company may become a party to product litigation in the normal course of business. The Company accrues for open claims based on its historical experience and available insurance coverage. In the opinion of management, there are no legal matters involving the Company that would have a material adverse effect upon the Company’s consolidated financial condition or results of operations.

Indemnities and Guarantees

The Company has made certain indemnities and guarantees, under which it may be required to make payments to a guaranteed or indemnified party, in relation to certain actions or transactions. Certain of these guarantees and indemnities do not provide for any limitation of the maximum potential future payments the Company could be obligated to make. The duration of the guarantees and indemnities varies, and is generally tied to the life of the agreement. Historically, the Company has not been obligated nor incurred any payments for these obligations and, therefore, no liabilities have been recorded for these indemnities and guarantees in the accompanying condensed consolidated balance sheets.

In addition, the Company indemnifies its directors, officers, employees and agents, as permitted under the laws of the States of California and Nevada.

Note 10. Commitments and Contingencies

Facility and Equipment Leases

We lease 11,900 square feet of corporate, research and development, and warehouse facilities in Lake Forest, California under an operating lease expiring June 30, 2015, which we do not intend to renew. In May 2015, we amended the lease to convert to a month-to-month basis, commencing July 1, 2015. The base rent will be $9,500 and either party will have the right to cancel this month-to-month agreement by giving the other party a minimum of a 90-day prior written notice. We are currently exploring other facilities to meet our growing demands. The lease agreement contains certain scheduled rent increases, which are accounted for on a straight-line basis. We also lease certain office equipment which expires in March 2018.

Future minimum lease payments are approximately as follows:

Years ending March 31,	Operating Leases
2016	$27,200
2017	5,500
2018	5,500
$38,200

Rent expense for the years ended March 31, 2015 and 2014 was approximately $168,900 and $178,000, respectively.

Employment Agreements

We have entered into employment agreements with certain of our officers under which payment and benefits would become payable in the event of termination by us for any reason other than cause, or upon a change in control of our Company, or by the employee for good reason.

Consulting and Engineering Services

Effective November 1, 2010, the Company entered into a Second Amendment to Master Consulting and Engineering Services Agreement (the “Second Amendment”) with KLATU Networks, LLC (“KLATU”), which amended the Master Consulting and Engineering Services Agreement between the parties dated as of October 9, 2007 (the “Agreement”), as amended by the First Amendment to Master Consulting and Engineering Services Agreement between the parties dated as of April 23, 2009. The parties entered into the Second Amendment to clarify their mutual intent and understanding that all license rights granted to the Company under the Agreement, as amended, shall survive any termination or expiration of the Agreement. In addition, in recognition that the Company has paid KLATU less than the market rate for comparable services, the Second Amendment provides that if the Company terminates the Agreement without cause, which the Company has no intention of doing, or liquidates, KLATU shall be entitled to receive additional consideration for its services provided from the commencement of the Agreement through such date of termination, which additional compensation shall not be less than $2 million plus two times the “cost of work” (as defined in the Agreement). Any such additional compensation would be payable in three equal installments within 12 months following the date the amount of such additional compensation is determined. If KLATU terminates that agreement, no such payments are payable.

The agreement provides for one year terms ending on December 31 of each year, but it automatically renews for one year periods unless otherwise terminated. Consulting fees for services provided by KLATU were $339,300 and $395,300 for the years ended March 31, 2015 and 2014, respectively.

Litigation

The Company may become a party to product litigation in the normal course of business. The Company accrues for open claims based on its historical experience and available insurance coverage. In the opinion of management, there are no legal matters involving the Company that would have a material adverse effect upon the Company’s consolidated financial condition or results of operations.

Indemnities and Guarantees

The Company has made certain indemnities and guarantees, under which it may be required to make payments to a guaranteed or indemnified party, in relation to certain actions or transactions. The guarantees and indemnities do not provide for any limitation of the maximum potential future payments the Company could be obligated to make. Historically, the Company has not been obligated nor incurred any payments for these obligations and, therefore, no liabilities have been recorded for these indemnities and guarantees in the accompanying consolidated balance sheets.

The Company indemnifies its directors, officers, employees and agents, as permitted under the laws of the States of California and Nevada. In connection with its facility lease, the Company has indemnified its lessor for certain claims arising from the use of the facility. The duration of the guarantees and indemnities varies, and is generally tied to the life of the agreement.